Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Product Information [Line Items]
Revenue					$ 10,000,000
Accounts receivable percentage					100.00%	100.00%
Allowance for credit losses					$ 0	$ 0
Employees deposit percentage					8.33%
Federal net operating loss carryforwards					$ 84,000,000
State net operating loss carryforwards					67,000,000
Federal research and development income tax credits					$ 300,000
Net operating loss carryforward restricted percentage					50.00%
Foreign currency translation adjustments	$ (47,000)		$ (104,000)	$ 10,000	$ 32,000	$ 4,000
Customers [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%		10.00%
Customers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			10.00%		10.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			51.93%	60.68%	63.60%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			57.27%		51.20%
Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			16.69%		53.90%	19.30%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage			34.48%
Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Concentration risk percentage					69.50%	88.20%